Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 19,475
2017	42,245
2018	14,906
2019	142,452
2020	$ 275,238